Schedule of Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (195)
U.S. federal statutory tax rate, percentage	21.00%
Other	$ 14
Other, percentage	(1.51%)
Loss before income taxes	$ 110
Changes in valuation allowances	(11.83%)
Loss before income taxes	$ 19
Tax credits, percentage	2.01%
Changes in valuation allowances	$ 824
Changes in valuation allowances, percentage	(88.96%)
Change in fair value	$ (1,147)
Change in fair value, percentage	123.83%
Stock-based compensation	$ (26)
Stock-based compensation, percentage	2.81%
Loss on extinguishment of debt	$ 82
Loss on extinguishment of debt, percentage	(8.86%)
162(m) Limitation	$ 88
162 m Limitation, percentage	(9.48%)
Other	$ 58
Other, percentage	(6.23%)
Changes in unrecognized tax benefits	$ 4
Changes in unrecognized tax benefits, percentage	(0.41%)
Loss before income taxes	$ 139
Stock-based compensation related deferred tax asset adjustmentst, percentage	(15.04%)
Prior year true ups	$ 31
Prior year true ups, percentage	(3.31%)
Loss before income taxes	$ 3	$ 31
Provision for Income tax, percentage	(0.35%)
Loss before income taxes	$ (925)	(15,351)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	(2.01%)
Prior Adoption of ASU 202309 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes		$ (3,224)
U.S. federal statutory tax rate, percentage		21.00%
Loss before income taxes		$ 20
Statutory tax rate difference between Canada and United States, percentage		(0.13%)
Loss before income taxes		$ 1,834
Changes in valuation allowances		(11.94%)
Loss before income taxes		$ 62
Tax credits, percentage		(0.40%)
Loss before income taxes		$ 450
Stock-based compensation related deferred tax asset adjustmentst, percentage		(2.93%)
Loss before income taxes		$ 31
Provision for Income tax, percentage		(0.20%)
Loss before income taxes		$ (15,352)
Loss before income taxes		$ (357)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		2.33%
Loss before income taxes		$ 132
Effective income tax rate reconciliation permanent differences percentage		(0.86%)
Loss before income taxes		$ 1,282
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		(8.35%)
Effective Income Tax Rate Reconciliation, Tax Credit, Percent		0.40%
Loss before income taxes		$ (43)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent		0.28%
NEPAL
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (4)
Statutory tax rate difference between Canada and United States, percentage	0.38%
CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ 44
Statutory tax rate difference between Canada and United States, percentage	(4.73%)